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                              AIM JAPAN GROWTH FUND

                             CLASS A, B AND C SHARES

                         Supplement dated March 31, 2000
                     to the Prospectus dated May 3, 1999,
               as revised October 26, 1999 and as supplemented
                    January 24, 2000 and February 11, 2000

This supplement supersedes and replaces in its entirety the supplements dated January 24, 2000 and February 11, 2000.

Advisor Class shares of AIM Japan Growth Fund converted to Class A shares of the fund effective the close of business on February 11, 2000. Advisor Class shares of the fund are no longer offered for sale or exchange.

The fifth paragraph appearing under the heading entitled "PRINCIPAL RISKS OF INVESTING IN THE FUND" on page 1 of the prospectus is deleted in its entirety.

The first paragraph appearing under the heading entitled "PERFORMANCE INFORMATION" on page 2 of the prospectus is deleted in its entirety and replaced with the following:

      "The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance."

The information appearing under the heading entitled "FUND MANAGEMENT - PORTFOLIO MANAGER" on page 4 of the prospectus is deleted in its entirety and replaced with the following:

"PORTFOLIO MANAGERS

      The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

      o Andrew Callender, Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1990.

      o Sanae Sakai, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999 she was a graduate student at the London Business School. From 1994 to 1996 she worked for Salomon Brothers as an Equity Analyst.

      o Ikuo Suzuki, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1991."

The fourth paragraph appearing under the heading entitled "FINANCIAL HIGHLIGHTS" on page 5 of the prospectus is deleted in its entirety.